Investment Objectives and Goals - Davidson Multi-Cap Equity Fund	Oct. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DAVIDSON MULTI-CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Davidson Multi-Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.